Wages, Salaries and Benefits - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Directors, supervisors and five highest paid individuals [member]
Disclosure of defined benefit plans [Line Items]
Emoluments paid by the Group	¥ 0	¥ 0